Income Taxes - Schedule of Enacted Income Taxes (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IRES (state tax) [Member]
Schedule of Enacted Income Taxes [Line Items]
Enacted income taxes	24.00%	24.00%	24.00%
IRAP (regional tax) [Member]
Schedule of Enacted Income Taxes [Line Items]
Enacted income taxes	3.90%	3.90%	3.90%